Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets
Other Assets consists of the following:

	December 31,
	2023	2022
Furniture, Equipment and Leasehold Improvements	$937,355	$748,334
Less: Accumulated Depreciation	(394,602)	(336,621)

Furniture, Equipment and Leasehold Improvements, Net	542,753	411,713
Prepaid Expenses	207,886	165,079
Freestanding Derivatives	170,890	202,677
Other	23,319	20,989

	$944,848	$800,458